Risk and Capital Management (Details 21) - BRL (R$) R$ in Millions	12 Months Ended	24 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Financial assets at amortised cost	R$ 1,586,992	R$ 1,586,992	R$ 1,375,782
Financial assets at fair value through profit or loss	464,682	464,682	434,169
Financial assets at fair value through other comprehensive income	121,052	121,052	105,622
Financial Assets	R$ 2,172,726	R$ 2,172,726	R$ 1,915,573
Financial assets at fair value through profit or loss	90.20%	92.10%
Total Percentage	100.00%	100.00%	100.00%
Derivative financial instruments	R$ 78,208	R$ 78,208	R$ 69,045
Insurance financial assets [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	205,701	205,701	188,491
Financial assets at fair value through other comprehensive income	547	547	587
Financial Assets	R$ 228,096	R$ 228,096	R$ 204,541
Percentage Of Financial Assets At Amortised Cost	0.20%	0.20%	0.30%
Derivative financial instruments	R$ 1,146	R$ 1,146	R$ 2,946
Lower risk [member] | Insurance financial assets [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	205,665	205,665	188,480
Financial assets at fair value through other comprehensive income	547	547	587
Financial Assets	227,943	227,943	204,530
Satisfactory risk[member] | Insurance financial assets [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	25	25	1
Financial Assets	142	142	1
Higher risk [member] | Insurance financial assets [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	11	11	10
Financial Assets	R$ 11	R$ 11	R$ 10
Interbank deposits and securities purchased under agreements to resell [member]
IfrsStatementLineItems [Line Items]
Percentage of fainancial assets at amortized cost	2.90%	2.90%	2.00%
Interbank deposits and securities purchased under agreements to resell [member] | Insurance financial assets [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortised cost	R$ 6,560	R$ 6,560	R$ 4,062
Interbank deposits and securities purchased under agreements to resell [member] | Lower risk [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortised cost	R$ 6,560	R$ 6,560	R$ 4,062
Securities [member]
IfrsStatementLineItems [Line Items]
Percentage of fainancial assets at amortized cost	6.70%	6.70%	5.60%
Securities [member] | Insurance financial assets [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortised cost	R$ 15,288	R$ 15,288	R$ 11,401
Securities [member] | Lower risk [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortised cost	15,171	15,171	R$ 11,401
Securities [member] | Medium Risk [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortised cost	R$ 117	R$ 117